Annual Total Returns - Delaware Tax-Free Pennsylvania Fund - Class A	Aug. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	10.50%
2012	7.92%
2013	(4.88%)
2014	11.22%
2015	3.24%
2016	0.61%
2017	5.32%
2018	0.53%
2019	7.25%
2020	4.84%